Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Revenues	$ 424,690	$ 348,664	$ 325,791
Service
Revenues	378,494	309,731	284,654
Professional services and other
Revenues	41,136	33,879	33,555
License
Revenues	$ 5,060	$ 5,054	$ 7,582